Debt and Capital Lease Obligations (Non-Solar System Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2013 2018 Senior Notes [Member]	Dec. 20, 2013 2018 Senior Notes [Member]	Dec. 31, 2012 2018 Senior Notes [Member]	Dec. 31, 2013 Second Lien Credit Agreement [Member]	Sep. 28, 2012 Second Lien Credit Agreement [Member]	Dec. 31, 2013 2021 Senior Notes [Member]	Dec. 20, 2013 2021 Senior Notes [Member]	Dec. 31, 2012 2021 Senior Notes [Member]	Dec. 31, 2013 2019 Senior Notes [Member]	Dec. 20, 2013 2019 Senior Notes [Member]	Dec. 31, 2012 2019 Senior Notes [Member]	Dec. 31, 2013 Corporate Credit Facility [Member]	Dec. 31, 2013 SunEdisons Subsidiary One [Member]	Dec. 31, 2013 SunEdisons Subsidiary Two [Member]	Sep. 24, 2012 SunEdisons Subsidiary Two [Member]	Dec. 31, 2013 Deutsche Bank Credit Line [Member]	Dec. 20, 2013 Deutsche Bank Credit Line [Member] Minimum [Member]	Dec. 20, 2013 Deutsche Bank Credit Line [Member] Maximum [Member]	Dec. 31, 2012 Construction Financing Revolver [Member]	Dec. 31, 2013 Consolidated Leverage Ratio [Member] Deutsche Bank Credit Line [Member] Minimum [Member]	Dec. 31, 2013 Consolidated Leverage Ratio [Member] Deutsche Bank Credit Line [Member] Maximum [Member]	Dec. 31, 2013 Liquidity Ratio [Member] Deutsche Bank Credit Line [Member] Minimum [Member]	Dec. 31, 2013 Cross Default Clause [Member] Deutsche Bank Credit Line [Member]	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2013 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Interest rate margin in addition to LIBOR [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Defined prime rate plus margin [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Various fees, including commitment [Member] Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Non-Recourse Debt	$ 23,600,000																											$ 2,655,800,000
Line of Credit Facility, Interest Rate at Period End																															3500000.00%	2500000.00%	1100000.00%
Line of Credit Facility, Covenant Terms																								3.5	1.0	400	35
Sales Leaseback Transaction, Capacity																	124,400,000		101,400,000
Debt Instrument, Face Amount	3,576,200,000	2,368,300,000				600,000,000			200,000,000		600,000,000
Debt Instrument, Interest Rate, Stated Percentage						2.00%					2.75%										7.75%	15.00%
Line of Credit Facility, Amount Outstanding																				228,100,000			7,400,000							59,700,000
Line of Credit Facility, Remaining Borrowing Capacity				200,000,000																91,900,000
Notes Payable	10,400,000	16,000,000
Proceeds from Issuance of Long-term Debt	1,200,000,000	196,000,000	550,000,000
Senior Notes					460,000,000		0			408,200,000		0	0	550,000,000	550,000,000
Debt Instrument, Interest Rate, Effective Percentage								10.75%						7.75%
Sale Leaseback Transaction, Amount Due under Financing Arrangement																	123,600,000	92,800,000										1,384,800,000	1,107,200,000
Minimum Lease Payments, Sale Leaseback Transactions	1,384,800,000
Sale and Lease Back Available Amount																	800,000	8,600,000
Gains (Losses) on Extinguishment of Debt	(75,100,000)	0	0					23,900,000					49,100,000			2,100,000
Redemption Premium													$ 39,800,000